Staff numbers and costs (Details Narrative) £ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation	$ 597		$ 957		$ 1,120
Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation | £		£ 325,000		£ 325,000		£ 325,000
Directors [member]
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation	276,453		358,292		347,179
Highest paid director [member]
IfrsStatementLineItems [Line Items]
Employee benefits and share based compensation	$ 87,953		$ 85,571		$ 81,819
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Number of employees	6	6	8	8	10	10